Share Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 33.3
Share based compensation not yet recognized for unvested shares vesting period	3 years 3 months 12 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 17.97